Real Return Portfolio (Prospectus Summary) | Real Return Portfolio
REAL RETURN PORTFOLIO
Investment Goal
The Portfolio's investment goal is total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), in which the Portfolio is offered.
Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Return Portfolio	Class 1		Class 3
Management Fees	0.60%		0.60%
Service (12b-1) Fees	none		0.25%
Other Expenses	0.08%	[1]	0.08%
Total Annual Portfolio Operating Expenses	0.68%		0.93%
[1]	"Other Expenses" have been estimated due to Class 1 shares commencing operations on January 23, 2012.

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Real Return Portfolio (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class 1	69	218	379	847
Class 3	95	296	515	1,143

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

As part of its investment strategy, the Portfolio may also invest in debt securities that are not inflation-indexed and derivative instruments, such as forwards, futures contracts or swap agreements in an effort to enhance returns, provide inflation hedges or foreign currency hedges, increase market exposure and investment flexibility, or to adjust exposures. The subadviser may engage in frequent and active trading of portfolio securities.

"Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The U.S.
Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risks of Investing in Bonds. The Portfolio invests significantly in bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Portfolio may underperform the market generally.

Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index ("CPI") in the United
States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rates, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.

Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds ("TIPS"), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.

Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises.
Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the
Portfolio's yield may become negative, which may result in a decline in the value of your investment.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political. social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the
Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates.
Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio's securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission
("CFTC") adopted certain regulatory changes that, when effective, could subject the adviser of the Portfolio to CFTC regulation as a commodity pool operator.
These changes would impose additional disclosure and operational requirements on the Portfolio and increase Portfolio expenses. The impact of the rule changes on the operations of the Portfolio and the adviser is not fully known at this time.
The Portfolio and the adviser are continuing to analyze the effect of these rules changes on the Portfolio. In addition, recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.

Concentration Risk. When Portfolio concentrates its investments in assets in a particular industry, the Portfolio is more sensitive to factors affecting that industry, such as changes in the regulatory or competitive environment or in investor perceptions regarding an industry. This means that the value of the
Portfolio is subject to greater volatility than a portfolio that invests in a broader range of companies and industries.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S.
Government. A Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Market Risk. A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a sector, an industry or an issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser's or a subadviser's assessment of companies held in a Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, a Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the of Barclays World Government Inflation-Linked 1-10 Year
Bond Index (Hedged to USD) and Barclays 1-10 Year U.S. Treasury Inflation
Protected Securities (TIPS) Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)

During the periods shown in the bar chart, the highest return for a quarter was
9.95% (quarter ended June 30, 2009) and the lowest return for a quarter was
-10.56% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2012 was 1.68%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Real Return Portfolio	Label	1 Year	5 Years	Since Inception	Inception Date
Class 3	Class 3 Shares	6.07%	3.75%	4.17%	Feb. 14, 2005
Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD)	Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD)	6.31%	5.67%	4.80%	Feb. 14, 2005
Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index	Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index	8.93%	6.90%	5.44%	Feb. 14, 2005

No performance for Class 1 Shares is shown because there were no Class 1 Shares outstanding during the periods shown. Class 1 Shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.